DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of Fair Values of Derivatives (Details) - USD ($) $ in Thousands	Jan. 31, 2024	Jan. 31, 2023
Fair Values of Derivative Financial Instruments
Derivative assets	$ 1,792	$ 288
Derivative liabilities	223	1,592
Foreign currency forward contracts | Prepaid expenses and other current assets | Designated as cash flow hedges
Fair Values of Derivative Financial Instruments
Derivative assets	1,778	288
Foreign currency forward contracts | Prepaid expenses and other current assets | Not designated as hedging instruments
Fair Values of Derivative Financial Instruments
Derivative assets	14	0
Foreign currency forward contracts | Accrued expenses and other current liabilities | Designated as cash flow hedges
Fair Values of Derivative Financial Instruments
Derivative liabilities	177	914
Foreign currency forward contracts | Accrued expenses and other current liabilities | Not designated as hedging instruments
Fair Values of Derivative Financial Instruments
Derivative liabilities	$ 46	$ 678